Annual Total Returns [BarChart] - 1290 Multi-Alternative Strategies Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	5.73%
Annual Return 2017	4.17%
Annual Return 2018	(4.00%)
Annual Return 2019	7.64%
Annual Return 2020	4.52%